Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted			$ 10.3
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock exercise price	$ 1.65
Share based compensation arrangement , requisite service period		4 years
Vesting period			7 years 3 months 18 days
Warrants issued	4,677
Warrant per grant date fair value	$ 1.16
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock Purchased		3,052
Common stock exercise price		$ 0.14
Sharebased compensation arrangement by share based payment vested commencement percentage		2.0833%
Restricted stock award vested percentage		25.00%
Grant Weighted Average Grant Date Fair Value Per Share		0.14%
2018 Stock Option and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized			2,529,070
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award			The Incentive Plan provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, restricted stock units, unrestricted stock awards, cash-based awards, and dividend equivalent rights. In connection with the Reverse Merger, the Incentive Plan also provided for the assumption of shares remaining available for delivery under the 2019 Stock Plan (as defined below), and such shares will be available for the granting of awards under the Incentive Plan in accordance with applicable stock exchange requirements. The Company also has outstanding stock options under the Magenta Therapeutics, Inc. 2016 Stock Option and Grant Plan, as amended (the “2016 Plan”), but is no longer granting awards under the 2016 Plan.
Shares available for issuance			879,461
Total unrecognized stock-based compensation expense related to unvested share-based awards			$ 7.9
Period for recognition of unrecognized expense			2 years 7 months 6 days
Percentage of purchase price of common stock under the ESPP			110.00%
Number of shares reserved and available for issuance increment percentage			4.00%
2018 Stock Option and Incentive Plan [Member] | Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			12 months
2018 Stock Option and Incentive Plan [Member] | Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
2018 Stock Option and Incentive Plan [Member] | Stock Options and Stock Appreciation Rights [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of award			10 years
2018 Stock Option and Incentive Plan [Member] | Certain Incentive Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of award			5 years
2019 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award			The ESPP provides that the number of shares reserved and available for issuance under the ESPP will automatically increase each January 1 through January 1, 2029, by the lesser of (i) 1% of the number of shares issued and outstanding on the immediately preceding December 31, (ii) 62,500 shares and (iii) such number of shares as determined by the Company’s board of directors or its appointed administrator.
Shares available for issuance			37,078
Percentage of purchase price of common stock under the ESPP			85.00%
Common stock purchased			0	7,501
Stock issued, price per share				$ 15.36
2019 Employee Stock Purchase Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved and available for issuance increment percentage			1.00%
Additional number of shares reserved and available for issuance			62,500
2019 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Options vested and expected to vest as of September 30, 2023					1,273,454